Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Dividends Declared

All figures in £ millions	2018	2017	2016
Final paid in respect of prior year 12.0p (2017: 34.0p, 2016: 34.0p)	93	277	277
Interim paid in respect of current year 5.5p (2017: 5.0p, 2016: 18.0p)	43	41	147

	136	318	424